Deferred tax (Tables)	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of deferred taxes liability

	Consolidated
	December	June 2022
	2022	Restated *
	$	$
Deferred tax liability	2,424,815	2,560,361

Amount expected to be settled after more than 12 months	2,424,815	2,560,361

Movements:
Opening balance	2,560,361	2,928,441
Credited to profit or loss	(135,546)	(368,080)

Closing balance	2,424,815	2,560,361